SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of ordinary shares - Basic		11,000,000	11,000,000	11,000,000
Weighted average number of ordinary shares - diluted		11,000,000	11,000,000	11,000,000
Earnings per share - Basic
Earnings per share - diluted
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of earnings between Class A and Class B Ordinary Shares		$ 99,753	$ 1,148,231
Weighted average number of ordinary shares - Basic	[1]	10,000,000	10,000,000	10,000,000
Weighted average number of ordinary shares - diluted	[1]	10,000,000	10,000,000	10,000,000
Earnings per share - Basic	[1]	$ 0.01	$ 0.11	$ (0.00)
Earnings per share - diluted	[1]	$ 0.01	$ 0.11	$ (0.00)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of earnings between Class A and Class B Ordinary Shares		$ 9,975	$ 114,594
Weighted average number of ordinary shares - Basic	[1]	1,000,000	1,000,000	1,000,000
Weighted average number of ordinary shares - diluted	[1]	1,000,000	1,000,000	1,000,000
Earnings per share - Basic	[1]	$ 0.01	$ 0.11	$ (0.00)
Earnings per share - diluted	[1]	$ 0.01	$ 0.11	$ (0.00)

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).